Long-Term Investments	12 Months Ended
Dec. 31, 2022
Investments Debt And Equity Securities [Abstract]
Long-Term Investments
12.	LONG-TERM INVESTMENTS

	December 31, 2022	December 31, 2021
Long-term investments	11	10
Total	11	10

Long-term investments are equity securities with no readily determinable fair value for which the Company has elected to apply the cost method as a measurement alternative. It includes principally the Company’s investment in DNP Photomask Europe S.p.A (“DNP”). The Company has identified DNP as a VIE but has determined that it is not the primary beneficiary. The significant activities of DNP revolve around creation of masks and development of high level mask technology. The Company does not have the power to direct these activities. The Company’s current maximum exposure to losses as a result of its involvement with DNP is limited to its investment. The Company has not provided additional financial support to DNP in 2022 and 2021 and has no current requirement or intent to provide further financial support to DNP.